Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Estimated useful lives of property, plant and equipment

• Buildings and leasehold improvements:	5-10	years;
• laboratory equipment:	5	years;
• other:	3-5	years.